Note 6 - Premises and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,657,229	$ 1,595,253	$ 1,527,392
Operating Leases, Rent Expense, Net	$ 560,000	$ 613,000	$ 490,000